Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₨ 97,240	₨ 99,467
Cash flow	(2,713)	(32,431)
Non cash changes, foreign exchange movements	(417)	6,883
Non cash changes, IFRS 16 adoption		15,379
Non cash changes, Additions to lease liabilities	10,404	7,942
Ending balance	104,514	97,240
Borrowings from banks [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	77,647	97,461
Cash flow	6,212	(26,038)
Non cash changes, foreign exchange movements	(657)	6,224
Ending balance	83,202	77,647
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	395	4
Cash flow	(265)	391
Ending balance	130	395
Obligations under finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		2,002
Non cash changes, IFRS 16 adoption		(2,002)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,198
Cash flow	(8,660)	(6,784)
Non cash changes, foreign exchange movements	240	659
Non cash changes, IFRS 16 adoption		17,381
Non cash changes, Additions to lease liabilities	10,404	7,942
Ending balance	₨ 21,182	₨ 19,198